Shareholders' equity (Schedule of Status of Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of share options
Outstanding at the beginning of the year	3,096,214
Granted	711,272
Exercised	(363,291)
Forfeited	(31,914)
Outstanding at the end of the year	3,412,281	3,096,214
Exercisable at the end of the year	2,324,545
Weighted-average exercise price
Outstanding at the beginning of the year	$ 52.54
Granted	34.21
Exercised	7.78
Forfeited	94.92
Outstanding at the end of the year	52.52	$ 52.54
Exercisable at the end of the year	$ 45.38
Weighted-average remaining contractual term (in years)
Outstanding	4 years 7 months 28 days	5 years 1 month 6 days
Exercisable at the end of the year	4 years 2 months 4 days